UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	12/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
December 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9%
Alabama - .7%
Jefferson County,
GO, Refunding, Ser. 2018 A	5.00	4/1/2022	1,800,000		1,961,064
Arizona - 1.0%
Phoenix Civic Improvement
Corporation,
Junior Lien Wastewater System
Revenue Bonds	5.00	7/1/2021	2,880,000		3,100,896
Arkansas - .4%
Arkansas Development Finance
Authority,
HR (Washington Regional Medical
Center)	5.00	2/1/2020	1,070,000		1,103,224
California - 2.7%
California Infrastructure & Economic
Development Bank,
Revenue Bonds (California Academy
of Sciences Project), 1 Month LIBOR +
.38%	2.13	8/1/2047	2,530,000	[a]	2,526,964
Golden State Tobacco Securitization
Corporation,
Revenue Bonds	5.00	6/1/2021	2,700,000		2,879,820
Los Angeles Department of Airports,
Subordinate Revenue Bonds (Los
Angeles International Airport)	5.00	5/15/2022	1,000,000		1,097,870
Los Angeles Harbor Department,
Revenue Bonds (Green Bonds)	5.00	8/1/2021	1,400,000		1,502,802
					8,007,456
Colorado - 3.0%
Colorado Springs,
Utilities Revenue Bonds, Refunding,
Ser. 2017 A-3	5.00	11/15/2022	5,000,000		5,575,100
Denver City & County Airport,
Revenue Bonds, Refunding	5.00	11/15/2022	3,000,000		3,309,660
					8,884,760
Connecticut - 1.2%
Connecticut,
Special Tax Obligation Revenue
Bonds (Transportation Infrastructure
Purposes)	5.00	9/1/2021	2,000,000		2,142,840

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Connecticut - 1.2% (continued)
Connecticut,
Special Tax Obligation Revenue
Bonds (Transportation Infrastructure
Purposes)	5.00	8/1/2019	1,500,000	1,526,925
				3,669,765
District of Columbia - 2.1%
Metropolitan Washington D. C. Airports
Authority,
Airport System Revenue Bonds	5.00	10/1/2022	4,635,000	5,091,872
Metropolitan Washington D. C. Airports
Authority,
Airport System Revenue Bonds,
Refunding, Ser. 2018 A	5.00	10/1/2022	1,200,000	1,318,284
				6,410,156
Florida - 13.3%
Central Expressway Authority,
Revenue Bonds, Refunding (Insured;
Build America Mutual Assurance
Company)	5.00	7/1/2022	1,750,000	1,929,463
Citizens Property Insurance
Corporation,
Coastal Account Senior Secured
Revenue Bonds	5.00	6/1/2020	5,700,000	5,861,937
Citizens Property Insurance
Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured
Revenue Bonds	5.00	6/1/2020	4,450,000	4,637,300
Gainesville Utilities System,
Revenue Bonds	5.00	10/1/2022	2,250,000	2,496,577
Greater Orlando Aviation Authority,
Airport Facilities Revenue Bonds	5.00	10/1/2020	1,000,000	1,053,620
Hillsborough County,
Solid Waste and Resource Recovery
Revenue Bonds	5.00	9/1/2021	1,240,000	1,329,900
Jacksonville,
Sales Tax Revenue Bonds, Refunding	5.00	10/1/2024	3,000,000	3,299,100
Lee County,
Solid Waste System Revenue Bonds
(Insured; National Public Finance
Guarantee Corp.)	5.00	10/1/2021	3,150,000	3,344,575
Miami-Dade County,
Aviation Revenue Bonds	5.00	10/1/2020	3,100,000	3,245,483
Orlando Utilities Commission,
Utility System Revenue Bonds	5.00	10/1/2021	2,400,000	2,599,992
Orlando Utilities Commission,
Utility System Revenue Bonds	5.25	10/1/2021	1,660,000	1,809,367

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Florida - 13.3% (continued)
Orlando-Orange County Expressway
Authority,
Revenue Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/2021	4,710,000	4,924,117
Palm Beach County Health Facilities
Authority,
Retirement Community Revenue
Bonds (Adult Communities Total
Services, Inc. Retirement - Life
Communities, Inc. Obligated Group)	5.00	11/15/2021	1,500,000	1,595,790
South Florida Water Management
District,
COP (Master Lease Purchase
Agreement)	5.00	10/1/2020	1,500,000	1,578,840
				39,706,061
Georgia - 3.5%
Clarke County Hospital Authority,
RAC (Piedmont Healthcare, Inc.
Project)	5.00	7/1/2021	2,000,000	2,142,260
Clarke County Hospital Authority,
RAC (Piedmont Healthcare, Inc.
Project)	5.00	7/1/2020	1,800,000	1,881,018
Main Street Natural Gas, Inc.,
Gas Project Revenue Bonds
(Guaranty Agreement; JPMorgan
Chase Bank)	5.00	3/15/2019	2,000,000	2,011,760
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	4.00	1/1/2021	2,000,000	2,062,740
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/2019	2,315,000	2,315,000
				10,412,778
Illinois - 10.3%
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/2021	1,795,000	1,902,664
Chicago,
Second Lien Wastewater
Transmission Revenue Bonds	5.00	1/1/2020	1,985,000	2,040,957
Chicago,
Second Lien Water Revenue Bonds	5.00	11/1/2020	1,000,000	1,049,310
Chicago,
Waterworks Revenue Bonds,
Refunding	5.00	11/1/2021	1,315,000	1,410,508
Chicago,
Waterworks Revenue Bonds,
Refunding	5.00	11/1/2022	1,200,000	1,311,576

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Illinois - 10.3% (continued)
Chicago Board of Education,
GO, Refunding (Insured; Assured
Guaranty Municipal Corporation) Ser.
2018 A	5.00	12/1/2023	1,000,000	1,093,540
Greater Chicago Metropolitan Water
Reclamation District,
GO	5.00	12/1/2020	1,850,000	1,952,102
Illinois Finance Authority,
Revenue Bonds (OFS Healthcare
System)	5.00	11/15/2020	2,405,000	2,534,678
Illinois Finance Authority,
Revenue Bonds (The University of
Chicago)	5.00	10/1/2020	1,200,000	1,263,288
Illinois Finance Authority,
Revenue Bonds (The University of
Chicago)	5.00	10/1/2020	2,590,000	2,726,597
Northern Illinois Municipal Power
Agency,
Power Project Revenue Bonds
(Prairie State Project)	5.00	12/1/2020	1,000,000	1,054,800
Northern Illinois Municipal Power
Agency,
Power Project Revenue Bonds,
Refunding, Ser. 2016 A	5.00	12/1/2021	4,800,000	5,186,784
Railsplitter Tobacco Settlement
Authority,
Revenue Bonds	5.00	6/1/2022	3,220,000	3,485,972
Springfield,
Senior Lien Electric Revenue Bonds	5.00	3/1/2020	2,000,000	2,065,200
University of Illinois,
Revenue Bonds, Refunding (Auxiliary
Facilities System) Ser. C	5.00	4/1/2025	1,470,000	1,566,432
				30,644,408
Indiana - 4.3%
Indiana Finance Authority,
Hospital Revenue Bonds, Refunding
(Parkview Health)	5.00	11/1/2022	1,135,000	1,253,222
Indiana Finance Authority,
Hospital Revenue Bonds, Refunding
(Parkview Health)	5.00	11/1/2021	1,000,000	1,080,040
Indianapolis Local Public Improvement
Bond Bank,
Revenue Bonds (Indianapolis Airport
Authority Project)	5.00	1/1/2021	3,870,000	4,081,882
Richmond Hospital Authority,
Revenue Bonds (Reid Hospital
Project)	5.00	1/1/2020	1,000,000	1,029,590

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Indiana - 4.3% (continued)
Whiting,
Revenue Bonds	5.00	11/1/2022	5,000,000	5,430,550
				12,875,284
Louisiana - 1.1%
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue Bonds	5.00	6/1/2020	3,100,000	3,232,680
Maryland - .9%
Baltimore Convention Center Hotel,
Revenue Bonds (Convention Center
Hotel Project)	5.00	9/1/2021	1,000,000	1,062,610
Maryland Health and Higher
Educational Facilities Authority,
Revenue Bonds (University of
Maryland Medical System Issue)	5.00	7/1/2022	1,600,000	1,755,552
				2,818,162
Massachusetts - 1.3%
Massachusetts Development Finance
Agency,
Revenue Bonds (Suffolk University)	5.00	7/1/2021	750,000	796,005
Massachusetts Port Authority,
Revenue Bonds, Refunding	5.00	7/1/2022	2,770,000	3,034,396
				3,830,401
Michigan - 3.5%
Michigan Finance Authority,
HR (Henry Ford Health System)	5.00	11/15/2021	1,125,000	1,212,345
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Water Supply
System Revenue Bonds Senior Lien
Local Project Bonds) (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/2020	1,000,000	1,043,200
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (School District of the
City of Detroit State Qualified
Unlimited Tax GO Local Project
Bonds)	5.00	5/1/2019	4,250,000	4,291,012
Michigan Finance Authority,
Student Loan Revenue Bonds	5.00	11/1/2019	1,600,000	1,634,240
Michigan Strategic Fund,
Revenue Bonds (AMT-I-75
Improvement Project)	5.00	6/30/2024	2,000,000	2,230,080
				10,410,877

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Missouri - 2.6%
Missouri Development Finance Board,
Infrastructure Facilities Revenue
Bonds (Branson Landing Project)	5.00	6/1/2020	3,960,000	4,126,676
Missouri Health and Educational
Facilities Authority,
Health Facilities Revenue Bonds
(Saint Luke's Health System, Inc.)	5.00	11/15/2020	1,070,000	1,130,327
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue Bonds
(Prairie State Project)	5.00	12/1/2019	2,335,000	2,399,189
				7,656,192
Nevada - 2.8%
Clark County,
Limited Tax GO Bank Bonds
(Additionally Secured by Pledged
Revenues Bonds)	5.00	11/1/2021	3,100,000	3,366,848
Clark County School District,
GO, Refunding	5.00	6/15/2022	1,050,000	1,146,054
Clark County School District,
Limited Tax GO	5.00	6/15/2021	3,500,000	3,737,650
				8,250,552
New Jersey - 6.2%
New Jersey Economic Development
Authority,
Revenue Bonds Refunding	5.00	6/15/2021	1,300,000	1,374,529
New Jersey Economic Development
Authority,
Revenue Bonds, Refunding	5.00	6/15/2020	1,275,000	1,323,055
New Jersey Educational Facilities
Authority,
Higher Education Facilities Trust
Fund Revenue Bonds	5.00	6/15/2019	1,980,000	2,004,651
New Jersey Educational Facilities
Authority,
Revenue Bonds (Stockton University
Issue)	5.00	7/1/2021	2,190,000	2,316,692
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (AHS Hospital
Corporation Issue)	5.00	7/1/2020	2,000,000	2,089,420
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue Bonds	5.00	12/1/2020	3,000,000	3,142,500
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue Bonds,
Refunding, Ser. 2018 B	5.00	12/1/2021	2,280,000	2,437,708

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
New Jersey - 6.2% (continued)
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	2,500,000		2,773,000
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	1,040,000		1,137,916
					18,599,471
New York - 9.8%
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/2021	1,000,000		1,079,670
Nassau County,
GO (General Improvement)	5.00	1/1/2020	5,000,000		5,152,450
New York Transportation Development
Corporation,
Special Facility Revenue Bonds (Delta
Air Lines-Laguardia Airport
Terminals)	5.00	1/1/2023	3,580,000		3,891,209
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(Terminal One Group Association,
L.P. Project)	5.00	1/1/2019	4,000,000		4,000,000
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/2020	3,400,000		3,565,172
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 195th Series)	5.00	10/1/2021	2,500,000		2,697,150
Port Authority of New York and New
Jersey,
Revenue Bonds (Consolidated Bonds-
Two Hundred Second)	5.00	10/15/2021	2,000,000		2,159,900
Triborough Bridge and Tunnel
Authority,
General Revenue Bonds (MTA
Bridges and Tunnels), 1 Month LIBOR
+ .35%	1.92	1/1/2033	5,000,000	[a]	4,998,550
TSASC Inc.,
Subordinate Tobacco Settlement
Bonds	5.00	6/1/2020	1,500,000		1,546,155
					29,090,256
Ohio - .5%
Franklin County,
Hospital Facilities Improvement
Revenue Bonds (OhioHealth
Corporation)	5.00	5/15/2021	1,275,000		1,367,246

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Pennsylvania - 9.7%
Allegheny County Hospital
Development Authority,
Revenue Bonds, Refunding, Ser. 2018
A	5.00	4/1/2024	2,000,000		2,240,080
Commonwealth Financing Authority of
Pennsylvania,
Revenue Bonds	5.00	6/1/2023	1,000,000		1,108,190
Delaware River Port Authority,
Revenue Bonds, Refunding, Ser. B	5.00	1/1/2022	1,000,000		1,086,470
Delaware Valley Regional Finance
Authority,
Revenue Bonds (Insured; CNTY Gtd.)
Ser. 2018 B, MUNIPSA + .42%	2.13	9/1/2048	5,000,000	[a]	5,001,300
Montgomery County Higher Education
and Health Authority,
Revenue Bonds, Refunding (Thomas
Jefferson University) Ser. C,
MUNIPSA + .72%	2.43	9/1/2051	2,000,000	[a]	2,000,000
Pennsylvania Economic Development
Financing Authority,
Revenue Bonds (University of
Pittsburgh Medical Center)	4.00	3/15/2020	1,700,000		1,742,126
Pennsylvania Economic Development
Financing Authority,
Revenue Bonds (University of
Pittsburgh Medical Center)	5.00	2/1/2022	1,665,000		1,811,270
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
Bonds	5.00	6/1/2021	2,135,000		2,277,703
Philadelphia,
Gas Works Revenue Bonds	5.00	10/1/2021	1,200,000		1,291,296
Philadelphia,
Gas Works Revenue Bonds	5.00	8/1/2020	4,335,000		4,533,846
Philadelphia School District,
GO	5.00	9/1/2021	4,250,000		4,428,755
Southeastern Pennsylvania
Transportation Authority,
Revenue Bonds, Refunding	5.00	3/1/2021	1,350,000		1,436,981
					28,958,017
Rhode Island - 1.5%
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue Bonds
(Lifespan Obligation Group Issue)	5.00	5/15/2021	2,250,000		2,384,820
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/2020	2,020,000		2,099,265
					4,484,085

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Tennessee - 1.7%
Tennessee Energy Acquisition
Corporation,
Gas Project Revenue Bonds	5.25	9/1/2021	2,000,000		2,138,020
Tennessee Energy Acquisition
Corporation,
Gas Project Revenue Bonds
(Guaranteed Agreement; Goldman
Sachs Group, Inc.)	5.00	2/1/2021	2,905,000		3,049,291
					5,187,311
Texas - 11.0%
Central Texas Regional Mobility
Authority,
Senior Lien Revenue Bonds	5.00	1/1/2021	1,000,000		1,050,740
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds, Refunding
(IDEA Public Schools) (Insured;
Texas Permanent School Fund
Guarantee Program)	4.00	8/15/2022	1,600,000		1,698,992
Denton,
Utility System Revenue Bonds	5.00	12/1/2021	1,250,000		1,354,775
Grand Parkway Transportation
Corporation,
BAN	5.00	2/1/2023	5,000,000		5,528,700
Harris County-Houston Sports
Authority,
Senior Lien Revenue Bonds	5.00	11/15/2019	1,500,000		1,538,430
Houston,
Combined Utility System First Lien
Revenue Bonds, MUNIPSA + .90%	2.61	5/15/2034	5,000,000	[a]	5,020,800
Houston,
GO, Refunding	5.00	3/1/2022	1,500,000		1,640,520
Houston,
Hotel Occupancy Tax and Special
Revenue Bonds	5.00	9/1/2020	1,000,000		1,047,570
Love Field Airport Modernization
Corporation,
General Airport Revenue Bonds	5.00	11/1/2020	1,000,000		1,052,630
North Texas Tollway Authority,
First Tier System Revenue Bonds	5.00	1/1/2021	1,000,000		1,058,370
North Texas Tollway Authority,
Revenue Bonds, Refunding	5.00	1/1/2022	2,910,000		3,158,107
North Texas Tollway Authority,
Second Tier System Revenue Bonds	5.00	1/1/2020	1,025,000		1,056,570
Texas,
GO (College Student Loan Bonds)	5.00	8/1/2021	4,115,000		4,425,765
Texas A&M University,
Financing Systems Revenue Bonds,
Refunding	5.00	5/15/2022	1,000,000		1,099,930

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Texas - 11.0% (continued)
Texas Transportation Commission,
State Highway Fund First Tier
Revenue Bonds	5.00	10/1/2021	2,000,000	2,166,100
				32,897,999
Utah - .7%
Salt Lake City,
Airport Revenue Bonds (Salt Lake
International Airport)	5.00	7/1/2022	2,000,000	2,184,540
Virginia - .4%
Fairfax County Industrial Development
Authority,
Health Care Revenue Bonds (Inova
Health System Project)	5.00	5/15/2021	1,000,000	1,072,590
Washington - 1.0%
Port of Seattle,
Intermediate Lien Revenue Bonds	5.00	4/1/2020	3,000,000	3,111,480
Wisconsin - .7%
Public Finance Authority of Wisconsin,
Lease Development Revenue Bonds
(KU Campus Development
Corporation - Central District
Development Project)	5.00	3/1/2020	2,000,000	2,069,880
Total Investments (cost $293,399,377)			97.9%	291,997,591
Cash and Receivables (Net)			2.1%	6,217,997
Net Assets			100.0%	298,215,588

LIBOR—London Interbank Offered Rate
MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

[a] Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
December 31, 2018 (Unaudited)

The following is a summary of the inputs used as of December 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	291,997,591	-	291,997,591

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At December 31, 2018, accumulated net unrealized depreciation on investments was $1,401,786, consisting of $453,000 gross unrealized appreciation and $1,854,786 gross unrealized depreciation.

At December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 20, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 19, 2019

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)